Disposals and scrapping	12 Months Ended
Jun. 30, 2021
Disposals and scrapping
Disposals and scrapping
11	Disposals and scrapping

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment	20	7 064	1 431	1 560
cost		12 183	7 184	8 097
accumulated depreciation and impairment		(5 119)	(5 753)	(6 537)
Goodwill and other intangible assets		947	179	112
cost		1 073	276	336
accumulated amortisation and impairment		(126)	(97)	(224)
Equity accounted investments		370	437	—
Assets in disposal groups held for sale		67 662	2 563	94
Inventories		814	—	—
Trade and other receivables		174	—	—
Cash and cash equivalents		57	—	—
Liabilities in disposal groups held for sale		(2 577)	(414)	(38)
Long-term debt		(2 673)	—	—
Long-term financial liabilities		(477)	—	—
Trade and other payables		(67)	175	—
		71 294	4 371	1 728
Total consideration		73 426	4 285	567
consideration received		43 214	4 285	567
consideration still receivable		116	—	—
establishment of Joint operation		30 096	—	—
		2 132	(86)	(1 161)
Realisation of accumulated translation effects		3 388	801	52
Net profit/(loss) on disposal		5 520	715	(1 109)
Consideration received comprising
Chemicals America – US LCCP Base Chemicals business		29 894	—	—
Fuels & Chemiclas Africa – Air separation units		8 051	—	—
Chemicals America – interest in Gemini HDPE LLC		3 456	—	—
Gas – Gabon oil producing assets		424	—	—
Chemicals Eurasia – ARG Investment		316	—	—
Chemicals Africa – Share in Enaex Africa		175	—	—
Chemicals Eurasia — Investment in Sasol Huntsman GmbH & co KG		—	1 506	—
Chemicals Africa — Partial disposal of Explosives business		—	991	—
Energy — Investment in Escravos GTL (EGTL)		—	875	—
Chemicals Eurasia — Sasol Wilmar Alcohol Industries		—	235	—
Chemicals Eurasia — Heat Transfer Fuels (HTF) business		—	—	271
Other		898	678	296
Consideration received		43 214	4 285	567

11	Disposals and scrapping continued

Significant disposals and scrappings in 2021

US LCCP Base Chemicals business*

On 1 December 2020 the sale of 50% of our interest in the US LCCP Base Chemicals business was successfully concluded through the creation of the 50/50 owned Louisiana Integrated Polyethylene JV LLC (LIP). The proceeds on the disposal was approximately R30 billion (US$2 billion), resulting in a loss on disposal of R1,1 billion , the loss was mainly attributable to further clarification of the transaction perimeter subsequent to the held for sale classification. This did not impact the value of the remaining business materially. A corresponding gain on the reclassification of foreign currency translation reserve of R3,1 billion was also recognised. Sasol’s 50% interest in LIP is accounted for as a joint operation and Sasol’s share of assets and liabilities held jointly, revenue from the sale of its share of output and expenses are reflected within the Sasol results from 1 December 2020 in terms of IFRS 11 ‘Joint Arrangements. Refer note 23.

Air separation units

The sale of Sasol’s sixteen air separation units (ASUs) and associated business located in Secunda was concluded on 24 June 2021, resulting in a profit on disposal of R2 726 million. As part of the transaction, the Group entered into a supply contract for the supply of gas for 15 years. In determining whether the gas supply agreement was a lease or a supply contract, management applied judgement. The most significant judgement is that Air Liquide has taken full ownership and overall responsibility for managing the ASUs to maintain the agreed quantity and quality of gases supplied to Sasol.

Interest in Gemini HDPE LLC

The divestment of our 50% equity interest in the Gemini HDPE LLC successfully closed on 31 December 2020. Sasol recognised a profit on disposal of R683 million and a corresponding gain on reclassification of foreign currency translation reserve of R246 million.

Gabon oil producing assets

The sale of Sasol’s 27,8% working interest in the Etame Marin block offshore Gabon (producing asset with proven reserves), as well as Sasol’s 40% non-operated participating interest in Block DE-8 offshore Gabon (exploration permit) was concluded on 25 February 2021 and 4 May respectively. Sasol recognised a profit on disposal of R145 million and a corresponding gain on reclassification of foreign currency translation reserve of R132 million.

Share in Enaex Africa

The sale of 26% of Sasol’s 49% interest in Enaex Africa (Pty) Ltd to Afris Subco (Pty) Ltd, resulting in a loss of R115 million. After the transaction, Sasol’s remaining interest in Enaex Africa (Pty) Ltd is 23%.

Significant disposals and scrappings in prior periods

Investment in Sasol Huntsman GmbH & co KG

The divestment from our 50% equity interest in the Sasol Huntsman maleic anhydride joint venture was concluded on 30 September 2019, resulting in a profit on disposal of R936 million, including the reclassification of the foreign currency translation reserve of R475 million.

11Disposals and scrapping continued

Explosives business

Sasol has concluded the transaction to sell a 51% share in the explosive business to Enaex, and on 1 July 2020, Enaex Africa in association with Sasol, officially started operating in South Africa and on the African Continent. Sasol recognised a loss on the disposal of R46 million.

Sasol Wilmar Alcohol Industries

The sale of Sasol’s share in Sasol Wilmar Alcohol Industries was concluded in December 2019, resulting in a profit on disposal of R47 million, including the reclassification of the foreign currency translation reserve of R56 million.

Escarvos GTL (EGTL)

Sasol sold its indirect beneficial interest in EGTL plant in Nigeria to Chevron. The transaction released Sasol from associated company guarantees and other obligations. A profit on disposal of R705 million was recognised, including the reclassification of the foreign currency translation reserve of R268 million. Sasol will continue to support Chevron in the performance of the EGTL plant through ongoing catalyst supply, technology and technical support.

Heat Transfer Fuels (HTF) business

In 2019, we disposed of our HTF business with the producing assets located within the Marl facility in Germany.

Lake Charles Chemicals Project

In 2019, we scrapped R682 million (US$48 million) of cost incurred on the LCCP, mainly relating to rework required. Refer note 10.